UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number   811-2183
                                   ---------------------------------------------

                         MassMutual Corporate Investors
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               1500 Main Street, Suite 1100, Springfield, MA 01115
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)


                 Stephen L. Kuhn, Vice President and Secretary
               1500 Main Street, Suite 2800, Springfield, MA 01115
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  413-226-1000
                                                    ----------------------------

Date of fiscal year end:  12/31
                          ------------------

Date of reporting period: 06/30/03
                          ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORT TO STOCKHOLDERS.

         Attached hereto is the semi-annual shareholder report transmitted to shareholders pursuant to Rule 30e-1 of the Investment Company Act of 1940, as amended.

                                   MassMutual



                                    CORPORATE
                                    INVESTORS














                               REPORT for the SIX
                              MONTHS ENDED 6/30/03

MASSMUTUAL CORPORATE INVESTORS        ADVISER
  c/o David L. Babson & Company Inc.    David L. Babson & Company Inc.,
  1500 Main Street, Suite 1100          a member of the MassMutual
  Springfield, Massachusetts 01115      Financial Group
  (413) 226-1516
                                      AUDITOR
                                        Deloitte & Touche, LLP
                                        New York, New York 10281

                                      CUSTODIAN
                                        Citibank, N.A.
                                        New York, New York 10043

                                      TRANSFER AGENT & REGISTRAR
                                        Shareholder Financial Services, Inc.
                                        P.O. Box 173673
                                        Denver, Colorado 80217-3673
                                        1-800-647-7374

                    Internet website: www.massmutual.com/mci


                         INVESTMENT OBJECTIVE AND POLICY

MassMutual Corporate Investors (the "Trust"), a closed-end investment company, was offered to the public in September 1971 and its shares are listed on the New York Stock Exchange. The share price of Corporate Investors can be found in the financial section of most newspapers as "MassCp" or "MassMuInv" under the New York Stock Exchange listings. The Trust's New York Stock Exchange trading symbol is "MCI".

The Trust's investment objective is to maintain a portfolio of securities providing a fixed yield and at the same time offering an opportunity for capital gains. The Trust's principal investments are privately placed, below-investment grade, long-term corporate debt obligations with equity features such as warrants, conversion rights, or other equity features and, occasionally, preferred stocks. The Trust typically purchases these investments, which are not publicly tradable, directly from their issuers, which tend to be smaller companies. In addition, the Trust may temporarily invest, subject to certain limitations, in marketable investment grade debt securities, other marketable debt securities (including high yield securities) and marketable common stocks.

David L. Babson & Company Inc. manages the Trust on a total return basis. The Trust distributes substantially all of its net income to shareholders each year. Accordingly, the Trust pays dividends to shareholders quarterly in January, May, August, and November. The Trust pays dividends to its shareholders in cash, unless the shareholder elects to participate in the Dividend Reinvestment and Share Purchase Plan.

TO OUR SHAREHOLDERS




July 31, 2003

We are pleased to present the June 30, 2003 Quarterly Report of MassMutual Corporate Investors (the "Trust"). The Trust's Board of Trustees declared a quarterly dividend of 36 cents per share, payable on August 14, 2003 to shareholders of record on July 31, 2003. A dividend of 36 cents per share was paid in the previous quarter.

The capital markets, as measured by selected equity market indices, posted strong returns for the period. During the quarter, the Dow Jones Industrial Average increased 13.13%, the Russell 2000 Index increased 23.42% and the Standard & Poor's Industrials Composite increased 14.43%. Similarly, the fixed income markets increased during the quarter. The Lehman Brothers Government/Credit Index increased 3.52%, the Lehman Brothers Intermediate U.S. Credit Index increased 4.02% and the Lehman Brothers U.S. Corporate High Yield Index increased 10.11% for the quarter.

For the quarter ended June 30, 2003, the Trust earned 32 cents per share compared to 34 cents per share in the previous quarter. The Trust's net assets as of June 30th totaled $185,398,157 or $20.98 per share compared to $180,197,951 or $20.39 per share on March 31, 2003. This translated into portfolio returns of 4.72% for the quarter and 10.33% for the 1- year period ending June 30, 2003, based on change in net assets assuming the reinvestment of all dividends and distributions. Long term, the Trust's portfolio had average annualized returns of 7.89%, 14.24%, and 14.48% for the 5-, 10- and 25- year time periods ended June 30, 2003, respectively, again based on change in net assets assuming the reinvestment of all dividends and distributions.

The Trust closed three new private placement transactions during the second quarter of 2003, totaling approximately $4.5 million. The Trust purchased securities of Coeur, Inc., MedAssist Inc. and TruStile Doors Inc. The weighted average coupon of these investments was 11.63%. (A brief description of these investments can be found in the Schedule of Investments.)

Thank you for your continued interest in and support of MassMutual Corporate Investors.

Sincerely,

/s/ Roger W. Crandall

Roger W. Crandall
President


Jobs and Growth Tax Relief Reconciliation Act of 2003
-----------------------------------------------------

In May, President Bush signed the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "Act"). The Act amends the tax code so that qualified dividend income is taxed at a rate of 15% for individuals in the top four tax brackets and 5% for individuals in the lowest two tax brackets. Due to the fact that the Trust primarily invests in interest bearing securities that do not distribute qualifying dividend income, the Trust estimates that only a small portion of the dividends paid by the Trust to its shareholders will qualify for these lower tax rates. This information is not intended to be investment or financial planning advice and should not be considered as such. We recommend that you consult your investment or tax advisor for details about how the Act applies to your financial plan.


--------------------------------------------------------------------------------

CONSOLIDATED STATEMENT OF                         MASSMUTUAL CORPORATE INVESTORS
ASSETS AND LIABILITIES

June 30, 2003
(Unaudited)



ASSETS:
Investments
  (See Consolidated Schedule of Investments)
  Corporate restricted securities at fair value
  (Cost -- $203,894,956)                                           $174,036,800
  Corporate public securities at market value
  (Cost -- $20,411,148)                                              18,929,572
  Short-term securities at cost plus earned
  discount which approximates market value                           10,960,386
                                                                   ------------
                                                                    203,926,758
Cash                                                                  1,118,706
Interest and dividends receivable, net                                3,960,935
Receivable for investments sold                                       3,463,235
                                                                   ------------
  TOTAL ASSETS                                                     $212,469,634
                                                                   ============

LIABILITIES:
Payable for investments purchased                                  $  6,095,000
Management fee payable                                                  697,860
Note payable                                                         20,000,000
Interest payable                                                        187,711
Accrued expenses                                                         90,906
                                                                   ------------
  TOTAL LIABILITIES                                                  27,071,477
                                                                   ============


NET ASSETS:
Common shares, par value $1.00 per share; an unlimited
  number authorized                                                   8,836,464
Additional paid-in capital                                          101,090,274
Retained net realized gain on investments, prior years              100,547,585
Undistributed net investment income                                   4,429,113
Undistributed net realized gain on investments                        1,834,453
Net unrealized depreciation of investments                          (31,339,732)
                                                                   ------------
  TOTAL NET ASSETS                                                  185,398,157
                                                                   ------------
  TOTAL LIABILITIES AND NET ASSETS                                 $212,469,634
                                                                   ============
COMMON SHARES ISSUED AND OUTSTANDING                                  8,836,464
                                                                   ============
NET ASSET VALUE PER SHARE                                          $      20.98
                                                                   ============



                 See Notes to Consolidated Financial Statements.
--------------------------------------------------------------------------------
2

CONSOLIDATED STATEMENT OF OPERATIONS              MASSMUTUAL CORPORATE INVESTORS

For the six months ended June 30, 2003
(Unaudited)







INVESTMENT INCOME:
Interest                                                           $  8,014,265
Dividends                                                               239,448
                                                                   ------------
     TOTAL INVESTMENT INCOME                                          8,253,713
                                                                   ------------


EXPENSES:
Management fees                                                       1,376,146
Trustees' fees and expenses                                              57,826
Transfer agent/registrar's expenses                                      24,000
Interest                                                                757,596
Reports to shareholders                                                  68,800
Audit and legal                                                          97,300
Other                                                                    87,360
                                                                   ------------
     TOTAL EXPENSES                                                   2,469,028
                                                                   ------------
NET INVESTMENT INCOME ($0.65 PER SHARE)                               5,784,685
                                                                   ------------


NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                                      4,489,328
Net change in unrealized depreciation of investments                  6,884,266
                                                                   ------------
     NET GAIN ON INVESTMENTS                                         11,373,594
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 17,158,279
                                                                   ============












                 See Notes to Consolidated Financial Statements.
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENT OF CASH FLOWS              MASSMUTUAL CORPORATE INVESTORS

For the six months ended June 30, 2003
(Unaudited)





NET INCREASE IN CASH:
Cash flows from operating activities:
   Interest and dividends received                                 $  7,024,597
   Interest expense paid                                               (757,596)
   Operating expenses paid                                           (1,669,717)
                                                                   ------------

        NET CASH PROVIDED BY OPERATING ACTIVITIES                     4,597,284
                                                                   ------------

Cash flows from investing activities:
   Purchases/Proceeds/Maturities from short-term
     portfolio securities, net                                          (58,641)
   Purchase of portfolio securities                                 (42,660,571)
   Proceeds from disposition of portfolio securities                 44,151,700
                                                                   ------------

        NET CASH PROVIDED BY INVESTING ACTIVITIES                     1,432,488
                                                                   ------------

        NET CASH PROVIDED BY OPERATING AND INVESTING ACTIVITIES       6,029,772
                                                                   ------------

Cash flows from financing activities:
   Increase in receipts for shares issued on reinvestment
     of dividends                                                       392,574
   Cash dividends paid from net investment income                    (6,355,018)
                                                                   ------------

        NET CASH USED FOR FINANCING ACTIVITIES                       (5,962,444)
                                                                   ------------

   NET INCREASE IN CASH                                                  67,328

   Cash -- beginning of year                                          1,051,378
                                                                   ------------

   CASH -- END OF PERIOD                                           $  1,118,706
                                                                   ============



RECONCILIATION OF NET INCREASE IN NET ASSETS TO NET
 CASH FROM OPERATING AND INVESTING ACTIVITIES:

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 17,158,279
                                                                   ------------

   Increase in investments                                          (14,415,004)
   Increase in interest and dividends receivable, net                  (642,552)
   Increase in receivable for investments sold                       (2,207,666)
   Increase in payable for investments purchased                      6,095,000
   Increase in management fee payable                                    54,089
   Decrease in accrued expenses                                         (12,374)
                                                                   ------------

        TOTAL ADJUSTMENTS TO NET ASSETS FROM OPERATIONS             (11,128,507)
                                                                   ------------

        NET CASH PROVIDED BY OPERATING AND INVESTING ACTIVITIES    $  6,029,772
                                                                   ============




                 See Notes to Consolidated Financial Statements.
--------------------------------------------------------------------------------
4

CONSOLIDATED STATEMENTS                           MASSMUTUAL CORPORATE INVESTORS
OF CHANGES IN NET ASSETS

For the six months ended June 30, 2003 and the year ended December 31, 2002


                                                                         For the six
                                                                         months ended        For the
                                                                           6/30/2003        year ended
                                                                          (Unaudited)       12/31/2002
                                                                         ------------      ------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
   Net investment income                                                 $  5,784,685      $ 13,504,732
   Net realized gain (loss) on investments                                  4,489,328        (2,296,178)
   Net change in unrealized depreciation of investments                     6,884,266        (2,951,901)
                                                                         ------------      ------------
   Net increase in net assets resulting from operations                    17,158,279         8,256,653

   Net increase in shares of beneficial interest transactions                 392,574         1,885,841

Dividends to shareholders from:
   Net investment income (2003-$.36 per share; 2002-$1.44 per share)       (3,181,127)      (12,611,444)
   Net realized gains on investments (2002-$.18 per share)                         --        (1,615,166)
                                                                         ------------      ------------
        TOTAL INCREASE (DECREASE) IN NET ASSETS                            14,369,726        (4,084,116)


NET ASSETS, BEGINNING OF YEAR                                             171,028,431       175,112,547
                                                                         ------------      ------------

NET ASSETS, END OF PERIOD/YEAR (INCLUDING UNDISTRIBUTED NET
 INVESTMENT INCOME IN 2003 -- $4,429,113; 2002 -- $1,825,555)            $185,398,157      $171,028,431
                                                                         ============      ============


                 See Notes to Consolidated Financial Statements.
--------------------------------------------------------------------------------

CONSOLIDATED SELECTED FINANCIAL HIGHLIGHTS        MASSMUTUAL CORPORATE INVESTORS

Selected data for each common share outstanding:



                                       For the
                                     six months
                                        ended                          For the years ended December 31,
                                       6/30/03      ----------------------------------------------------------------------
                                     (Unaudited)       2002           2001           2000           1999           1998
                                     ----------     ----------     ----------     ----------     ----------     ----------
Net asset value:
  Beginning of year                  $    19.40     $    20.07     $    20.74     $    22.00     $    23.87     $    22.65
                                     ----------     ----------     ----------     ----------     ----------     ----------

Net investment income                      0.65           1.53           1.70           1.96           1.80           1.62
Net realized and unrealized
  gain (loss) on investments               1.29          (0.59)         (0.53)         (0.46)         (0.94)          1.51
                                     ----------     ----------     ----------     ----------     ----------     ----------

Total from investment operations           1.94           0.94           1.17           1.50           0.86           3.13
                                     ----------     ----------     ----------     ----------     ----------     ----------
Dividends from net investment
  income to common shareholders           (0.36)         (1.44)         (1.79)         (1.96)         (1.73)         (1.60)

Distributions from net realized
  gain on investments to common
  shareholders                             0.00          (0.18)         (0.09)         (0.80)         (1.00)         (0.31)

Change from issuance of shares             0.00           0.01           0.04           0.00           0.00           0.00
                                     ----------     ----------     ----------     ----------     ----------     ----------
Total distributions                       (0.36)         (1.61)         (1.84)         (2.76)         (2.73)         (1.91)
                                     ----------     ----------     ----------     ----------     ----------     ----------
Net asset value:
  End of period/year                 $    20.98     $    19.40     $    20.07     $    20.74     $    22.00     $    23.87
                                     ----------     ----------     ----------     ----------     ----------     ----------
Per share market value:
  End of period/year                 $    21.60     $    19.49     $    20.70     $    22.00     $    21.38     $    23.31
                                     ==========     ==========     ==========     ==========     ==========     ==========
Total investment return
  Market value                            12.79%*         1.35%          1.88%         17.55%          7.35%          0.77%
  Net asset value                         10.06%*         4.80%          5.91%          7.28%          7.53%         17.12%

Net assets (in millions):
  End of period/year                 $   185.40     $   171.03     $   175.11     $   178.13     $   188.96     $   205.02

Ratio of operating expenses
  to average net assets                    0.96%*         1.82%          1.72%          1.47%          1.30%          1.62%

Ratio of interest expense to
  average net assets                       0.42%*         0.86%          0.84%          0.58%          0.52%          0.52%

Ratio of total expenses to
  average net assets                       1.38%*         2.68%          2.56%          2.05%          1.82%          2.14%

Ratio of net investment income
  to average net assets                    3.24%*         7.65%          8.20%          8.56%          7.63%          6.76%

Portfolio turnover                        25.16%*        34.02%         24.48%         59.75%         68.04%         60.14%

* Percentages represent results for the period and are not annualized.
All per share amounts have been restated after giving effect to the two-for-one split on the Trust's common shares authorized on December 19, 1997 effective January 20, 1998.


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
6

CONSOLIDATED SCHEDULE OF INVESTMENTS              MASSMUTUAL CORPORATE INVESTORS
June 30, 2003
(Unaudited)

                                                                  Shares, Units
                                                               Warrants, Ownership   Acquisition
CORPORATE RESTRICTED SECURITIES - 93.87%:(A)                   or Principal Amount      Date            Cost          Fair Value
                                                               -------------------   -----------    ------------     ------------
PRIVATE PLACEMENT INVESTMENTS - 84.88%
ADORN, INC.
A manufacturer of wall panels, cabinets, moldings and
countertops for houses and recreational vehicles.
  12.5% Subordinated Note due 2010                               $   2,125,000          2/29/00     $  1,886,831     $  2,167,500
  Warrant, exercisable until 2010, to purchase
    common stock at $.02 per share (B)                                364 shs.          2/29/00          307,759          189,581
                                                                                                    ------------     ------------
                                                                                                       2,194,590        2,357,081
                                                                                                    ------------     ------------
ADVENTURE ENTERTAINMENT CORPORATION
An owner and operator of themed family entertainment
centers.
  19% Senior Subordinated Note due 2004 (B)                      $     207,048          12/9/99          207,048            2,071
                                                                                                    ------------     ------------
ALPHA SHIRT COMPANY
A domestic distributor of imprintable apparel and other
related items.
  12% Senior Subordinated Note due 2007                          $   3,181,500          4/30/99        2,904,974        3,181,500
  Common Stock (B)                                                  1,060 shs.          4/30/99        1,059,950        2,484,557
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                                576 shs.          4/30/99          445,410        1,351,071
                                                                                                    ------------     ------------
                                                                                                       4,410,334        7,017,128
                                                                                                    ------------     ------------
AMERICA'S BODY COMPANY, INC.
A designer and manufacturer of commercial work vehicles.
  12% Senior Subordinated Note Due 2007 (B)                      $   3,500,000          11/2/98        3,181,210        2,100,000
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                                 58 shs.          11/2/98          513,333                1
                                                                                                    ------------     ------------
                                                                                                       3,694,543        2,100,001
                                                                                                    ------------     ------------
AMES TRUE TEMPER GROUP
A manufacturer and distributor of non-powered
lawn and garden tools and accessories in North America.
  13% Senior Subordinated Note due 2010                          $   1,888,889          1/14/02        1,883,871        1,992,778
  10% Preferred Stock                                                 161 shs.                *          161,093          167,716
  Class A Common Stock (B)                                          2,105 shs.          2/28/02            2,105            1,684
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                              5,018 shs.          1/14/02            5,018               50
                                                                                                    ------------     ------------
                                                                                                       2,052,087        2,162,228
                                                                                                    ------------     ------------
BEACON MEDICAL PRODUCTS, INC.
A designer, manufacturer and marketer of medical air and
gas distribution systems.
  Senior Secured Floating Rate Revolving Credit
    Facility due 2007                                            $      62,847           4/9/02           62,847           62,340
  Senior Secured Tranche A Floating Rate Note due 2008           $   1,017,051           4/9/02        1,017,051        1,011,306
  12% Senior Secured Note due 2010                               $     721,196           4/9/02          604,538          754,156
  Limited Partnership Interest of Riverside Capital
    Appreciation Fund IV, L.P. (B)                                  2.29% int.           4/9/02          152,329          121,863
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                              1,390 shs.           4/9/02          127,497               14
                                                                                                    ------------     ------------
                                                                                                       1,964,262        1,949,679
                                                                                                    ------------     ------------

* 2/28/02 and 11/15/02.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
June 30, 2003
(Unaudited)

                                                                  Shares, Units
                                                               Warrants, Ownership   Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                  or Principal Amount      Date            Cost          Fair Value
                                                               -------------------   -----------    ------------     ------------
BETA BRANDS, INC. -- T.S.E.
A manufacturer of hard candy and chocolate-coated
products sold primarily to the Canadian market.
  Secured Floating Rate Note due 2010 (B)                        $   3,505,090           5/2/03     $    525,764     $    525,764
  Limited Partnership Interest of
    CM Equity Partners (B)                                         6.27 % int.         12/22/97          832,197             --
  Common Stock (B)                                                930,000 shs.           5/2/03              930             --
                                                                                                    ------------     ------------
                                                                                                       1,358,891          525,764
                                                                                                    ------------     ------------
BETTER MINERALS & Aggregates
A producer of high grade industrial and specialty silica
sands.
  14% Redeemable Preferred Stock                                      997 shs.          9/30/99          545,858          108,991
  Convertible Preferred Stock Series A and B, convertible
    into common stock at $9.26 per share (B)                      126,003 shs.         12/19/96        1,166,700             --
  Common Stock (B)                                                 20,027 shs.          9/30/99          799,068             --
  Warrants, exercisable until 2005 and 2010, to
    purchase common stock at $.01 per share (B)                    11,399 shs.                *          128,502             --
                                                                                                    ------------     ------------
                                                                                                       2,640,128          108,991
                                                                                                    ------------     ------------
C & M Conveyor, Inc.
A manufacturer and supplier of material handling systems
to the corrugated sheet and container industry.
  9.5% Senior Secured Term Note due 2007                         $   1,233,434          9/13/02        1,233,434        1,245,498
  11% Senior Subordinated Note due 2010                          $     838,102          9/13/02          783,207          852,678
  Common Stock (B)                                                316,265 shs.          9/13/02          316,265          253,012
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                            137,175 shs.          9/13/02           60,250            1,372
                                                                                                    ------------     ------------
                                                                                                       2,393,156        2,352,560
                                                                                                    ------------     ------------
CAINS FOODS, L.P.
A producer of mayonnaise and sauce products for both the
retail and food service markets.
  8% Junior Subordinated Convertible
    Note due 2004, convertible into partnership
    points at $1,388.89 per point                                $     108,108          9/29/95          108,108          113,589
  Warrant, exercisable until 2006, to purchase
    partnership points at $.01 per point (B)                           39 pts.          9/29/95           50,261             --
                                                                                                    ------------     ------------
                                                                                                         158,369          113,589
                                                                                                    ------------     ------------
CAPESUCCESS LLC
A provider of diversified staffing services.
  Preferred Membership Interests (B)                                1,882 int.          4/29/00            8,396              420
  Common Membership Interests (B)                                  24,318 int.          4/29/00          108,983            5,442
                                                                                                    ------------     ------------
                                                                                                         117,379            5,862
                                                                                                    ------------     ------------
CAPITOL SPECIALTY PLASTICS, INC.
A producer of desiccant strips used for packaging
pharmaceuticals products.
   Common Stock (B)                                                   109 shs.               **              503              403
                                                                                                    ------------     ------------

*12/19/96 and 9/30/99.
**12/30/97 and 5/29/99.
--------------------------------------------------------------------------------
8

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
June 30, 2003
(Unaudited)

                                                                  Shares, Units
                                                               Warrants, Ownership   Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                  or Principal Amount      Date            Cost          Fair Value
                                                               -------------------   -----------    ------------     ------------
COEUR, INC.
A producer of proprietary, disposable power injection
syringes.
  8.75% Senior Secured Term Note due 2010                        $     570,652          4/30/03     $    570,652     $    581,084
  11.5% Senior Subordinated Note due 2011                        $     424,819          4/30/03          384,516          435,411
  Common Stock (B)                                                126,812 shs.          4/30/03          126,812          114,131
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                             87,672 shs.          4/30/03           40,804              877
                                                                                                    ------------     ------------
                                                                                                       1,122,784        1,131,503
                                                                                                    ------------     ------------
COINING CORPORATION OF AMERICA LLC
A manufacturer of close tolerance parts and metal
stampings.
  Senior Secured Floating Rate Revolving Credit
    Facility due 2006                                            $      75,617           1/7/02           75,617           74,131
  Senior Secured Floating Rate Tranche A Note
    due 2007                                                     $   1,209,880          6/26/01        1,209,877        1,179,015
  12% Senior Secured Tranche B Note due 2008                     $     648,148          6/26/01          583,995          674,074
  Limited Partnership Interest (B)                                    324 shs.          6/26/01          324,074          259,259
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                            107,036 shs.          6/26/01           79,398            1,070
                                                                                                    ------------     ------------
                                                                                                       2,272,961        2,187,549
                                                                                                    ------------     ------------
COLIBRI HOLDINGS CORPORATION
A manufacturer and distributor of wild bird feeders
and accessories.
  12.5% Senior Subordinated Note due 2008                        $   1,593,750          9/22/00        1,385,415        1,620,127
  28% Preferred Stock                                                  71 shs.          11/2/01           70,833           71,814
  Common Stock (B)                                                  1,429 shs.          9/22/00          531,250          478,120
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                                843 shs.          9/22/00          265,625                8
                                                                                                    ------------     ------------
                                                                                                       2,253,123        2,170,069
                                                                                                    ------------     ------------
CONSUMER PRODUCT ENTERPRISES, INC.
A manufacturer of colored acrylic felt for consumer use.
  Senior Secured Floating Rate Revolving Credit
    Note due 2003 (B)                                            $     461,400          12/8/95          461,400          276,840
  10.75% Senior Secured Term Note due 2003 (B)                   $     613,774          12/8/95          613,774          368,264
  Senior Secured Floating Rate Term Note due 2003 (B)            $     311,445          12/8/95          311,445          186,867
  12% Senior Subordinated Note due 2005 (B)                      $     800,575          12/8/95          756,458             --
  Common Stock (B)                                                184,560 shs.          12/8/95          184,560             --
  Warrant, exercisable until 2005, to purchase
    common stock at $.01 per share (B)                            138,420 shs.          12/8/95           50,853             --
                                                                                                    ------------     ------------
                                                                                                       2,378,490          831,971
                                                                                                    ------------     ------------
CORVEST GROUP, INC.
A manufacturer and distributor of promotional products.
  12% Senior Subordinated Note due 2007                          $   3,863,636                *        3,686,301        3,545,460
  Common Stock (B)                                                     56 shs.                *           96,591           57,949
  Limited Partnership Interest (B)                                 19.32% int.                *          285,769          172,061
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                                183 shs.                *          297,203          189,347
                                                                                                    ------------     ------------
                                                                                                       4,365,864        3,964,817
                                                                                                    ------------     ------------

*3/5/99 and 3/24/99.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
June 30, 2003
(Unaudited)

                                                                  Shares, Units
                                                               Warrants, Ownership   Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                  or Principal Amount      Date            Cost          Fair Value
                                                               -------------------   -----------    ------------     ------------
DELSTAR HOLDINGS CORPORATION
A manufacturer of plastic netting for a wide variety of
industries.
  Convertible Preferred Stock, convertible into common
    stock at $12.16 per share (B)                                   3,514 shs.          10/5/01     $    427,153     $      9,592
                                                                                                    ------------     ------------
DEXTER MAGNETICS TECHNOLOGIES, INC.
A designer, fabricator, assembler, and distributor of
industrial magnets and subassemblies in North America
and Europe.
  12% Senior Subordinated Note due 2006                          $   1,231,884          7/19/01        1,084,247        1,199,859
  Common Stock (B)                                                    585 shs.          7/19/01          585,145          409,605
  Warrant, exercisable until 2006, to purchase
    common stock at $.01 per share (B)                                297 shs.          7/19/01          250,611                3
                                                                                                    ------------     ------------
                                                                                                       1,920,003        1,609,467
                                                                                                    ------------     ------------
DHD HEALTHCARE, INC.
A designer, manufacturer and distributor of plastic, noninvasive medical devices used for respiratory care.
  Senior Secured Floating Rate Tranche A Note due 2008           $   1,078,710           2/8/01        1,078,710        1,062,421
  12% Senior Secured Tranche B Note due 2009                     $     451,173           2/8/01          386,721          443,503
  Limited Partnership Interests of Riverside
    Capital Appreciation Fund III, L.P. (B)                         2.81% int.           2/8/01          163,896          236,010
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                                927 shs.           2/8/01           82,030          155,783
                                                                                                    ------------     ------------
                                                                                                       1,711,357        1,897,717
                                                                                                    ------------     ------------
DIRECTED ELECTRONICS, INC.
A designer and distributor of brand name automotive
security systems, audio products and installation
accessories.
  12% Senior Subordinated Note due 2007                          $   3,355,267         12/22/99        3,069,236        3,422,373
  8% Convertible Class B Subordinated
    Promissory Note due 2008                                     $      96,598         12/22/99           96,533          102,703
  Class B Common Stock (B)                                         26,097 shs.         12/22/99          260,965          234,869
  Limited Partnership Interest                                      8.70% int.         12/22/99          548,920          485,342
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                             45,255 shs.         12/22/99          413,816              453
                                                                                                    ------------     ------------
                                                                                                       4,389,470        4,245,740
                                                                                                    ------------     ------------
DIVERSCO, INC./DHI HOLDINGS, INC.
A contract provider of janitorial and equipment
maintenance services and temporary production labor to
industrial customers.
  Membership Interests of MM/Lincap
    Diversco Investments Ltd. LLC (B)                              27.19% int.          8/27/98          734,090             --
  Preferred Stock (B)                                               3,278 shs.         12/14/01        2,784,133        1,113,655
  Warrants, exercisable until 2011, to purchase common
    stock of DHI Holdings, Inc. at $.01 per share (B)              13,352 shs.                *          403,427             --
                                                                                                    ------------     ------------
                                                                                                       3,921,650        1,113,655
                                                                                                    ------------     ------------

*10/24/96 and 8/28/98.
--------------------------------------------------------------------------------
10

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
June 30, 2003
(Unaudited)

                                                                  Shares, Units
                                                               Warrants, Ownership   Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                  or Principal Amount      Date            Cost          Fair Value
                                                               -------------------   -----------    ------------     ------------
DT INDUSTRIES, INC.
A designer and manufacturer of automated production
systems used to assemble, test or package industrial and
consumer products.
  7.16% Convertible Preferred Stock, convertible into
    common stock at $14 per share (B)                              20,000 shs.          6/12/97     $  1,000,000     $    200,000
                                                                                                    ------------     ------------
EAGLE WINDOW & Door Holding Co.
A manufacturer of wood and aluminum-clad wood
windows and doors.
  12% Senior Subordinated Note due 2010                          $   1,900,000           5/6/02        1,637,908        1,976,000
  Common Stock (B)                                                    225 shs.           5/6/02          225,000          202,500
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                                441 shs.           5/6/02          285,000                4
                                                                                                    ------------     ------------
                                                                                                       2,147,908        2,178,504
                                                                                                    ------------     ------------
EAST RIVER VENTURES I, L.P.
An acquirer of controlling or substantial interests in other entities.
  Limited Partnership Interest (B)                                 32,191 int.           1/1/01           29,976           27,148
                                                                                                    ------------     ------------
ENZYMATIC THERAPY, INC.
A manufacturer and distributor of branded natural
medicines and nutritional supplements.
  13% Senior Subordinated Note due 2004 (B)                      $   1,593,750          9/17/02        1,349,781        1,115,625
  Limited Partnership Interest (B)                                  1.32% int.          3/30/00          531,250            5,312
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                                478 shs.          3/30/00          255,000                5
                                                                                                    ------------     ------------
                                                                                                       2,136,031        1,120,942
                                                                                                    ------------     ------------
EVANS CONSOLES, INC.
A designer and manufacturer of consoles and control
center systems.
  Senior Secured Tranche A Floating Rate Note
    due 2004                                                     $     242,000          1/21/03          242,000          242,000
  Senior Secured Tranche A Floating Rate Note
    due 2006                                                     $   1,003,261           3/2/98          993,124          652,119
  8.85% Senior Secured Tranche A Note due 2006                   $   1,017,892           3/2/98        1,002,634          661,630
  11.75% Senior Secured Tranche B Note due 2006                  $     741,582           3/2/98          677,202          482,023
  Senior Secured Floating Rate Revolving Credit
    Facility due 2006                                            $     984,242           3/2/98          984,242          639,758
  Convertible Preferred Stock, convertible on a one share
    for one share basis into non voting common stock (B)          293,071 shs.          1/21/03                1               29
  Common Stock (B)                                                 26,906 shs.          2/11/98           94,880            9,488
  Limited Partnership Interest of CM
    Equity Partners (B)                                           126,445 int.          2/11/98          126,648           12,665
  Warrant, exercisable until 2006, to purchase
    common stock at $.01 per share (B)                             34,783 shs.           3/2/98          112,000              348
                                                                                                    ------------     ------------
                                                                                                       4,232,731        2,700,060
                                                                                                    ------------     ------------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
June 30, 2003
(Unaudited)

                                                                  Shares, Units
                                                               Warrants, Ownership   Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                  or Principal Amount      Date            Cost          Fair Value
                                                               -------------------   -----------    ------------     ------------
EXAMINATION MANAGEMENT SERVICES, INC.
A national full-service evidence provider to the insurance
industry and a provider of occupational health testing.
  12% Senior Subordinated Note due 2007                          $   2,109,637          3/16/99     $  2,004,364     $  1,678,392
  Limited Partnership Interest (B)                                  5.27% int.           3/2/99        2,140,363        1,284,218
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                             77,233 shs.          3/16/99          175,803              772
                                                                                                    ------------     ------------
                                                                                                       4,320,530        2,963,382
                                                                                                    ------------     ------------
FASTENERS FOR RETAIL, INC.
A designer and marketer of low-cost fasteners for point of
purchase displays and signage in retail environments.
  12.5% Senior Subordinated Note due 2007                        $   3,650,000         12/22/99        3,327,371        3,723,000
  Class B common Stock (B)                                            600 shs.         12/22/99          600,000        1,221,610
  Warrant, exercisable until 2007, to purchase
    common stock at $.02 per share (B)                                589 shs.         12/22/99          462,927        1,198,653
                                                                                                    ------------     ------------
                                                                                                       4,390,298        6,143,263
                                                                                                    ------------     ------------
G C-SUN HOLDINGS, L.P.
A value-added national distributor of maintenance, repair
and operating supplies such as fasteners, electrical
components and tools.
  12% Senior Subordinated Note due 2008 (B)                      $   1,725,000           3/2/00        1,451,784        1,293,750
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                                880 shs.           3/2/00          347,288                9
                                                                                                    ------------     ------------
                                                                                                       1,799,072        1,293,759
                                                                                                    ------------     ------------
GRAND EXPEDITIONS, INC.
A luxury travel tour operation provider.
  Preferred Stock (B)                                              21,250 shs.         10/25/02        1,117,466           22,500
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                            282,443 shs.          6/21/01        1,007,534             --
                                                                                                    ------------     ------------
                                                                                                       2,125,000           22,500
                                                                                                    ------------     ------------
HAMILTON FUNERAL SERVICES CENTERS, INC.
A privately held owner and operator of funeral homes in
the United States.
  16.5% Senior Subordinated Note due 2007 (B)                    $   3,802,712                *        3,697,924          380,271
  Warrant, exercisable until 2007, to purchase
    common stock at $1 per share (B)                              338,280 shs.                *           48,447             --
                                                                                                    ------------     ------------
                                                                                                       3,746,371          380,271
                                                                                                    ------------     ------------
HIGHGATE CAPITAL LLC
An acquirer of controlling or substantial interests in
manufacturing and marketing entities.
  Series A Preferred Units (B)                                      1.22% int.          7/21/94          398,280          150,000
                                                                                                    ------------     ------------

*1/25/99 and 7/16/99.
--------------------------------------------------------------------------------
12

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
June 30, 2003
(Unaudited)

                                                                  Shares, Units
                                                               Warrants, Ownership   Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                  or Principal Amount      Date            Cost          Fair Value
                                                               -------------------   -----------    ------------     ------------
HUSSEY SEATING CORPORATION
A manufacturer of spectator seating products.
  Senior Secured Floating Rate Revolving
    Note due 2006                                                $   1,134,339          6/12/96     $  1,134,339     $  1,118,912
  Senior Secured Floating Rate Note due 2006                     $     793,125                *          793,125          782,306
  12% Senior Subordinated Note due 2006                          $   1,350,000          3/31/03        1,350,000        1,335,425
  Warrant, exercisable until 2006, to purchase
    common stock at $.01 per share (B)                              4,771 shs.               **          225,000               48
                                                                                                    ------------     ------------
                                                                                                       3,502,464        3,236,691
                                                                                                    ------------     ------------
INTEGRATION TECHNOLOGY SYSTEMS, INC.
A manufacturer of steel protective computer and network
systems for the industrial and office environments.
  11% Senior Secured Note due 2007                               $   1,510,601           6/1/00        1,510,601        1,380,600
  13% Senior Secured Note due 2007                               $      65,459          2/28/03           65,459           59,870
  Common Stock (B)                                                    228 shs.           6/1/00          262,200          131,100
                                                                                                    ------------     ------------
                                                                                                       1,838,260        1,571,570
                                                                                                    ------------     ------------
JACKSON PRODUCTS, INC.
A manufacturer and distributor of a variety of industrial
and highway safety products.
  Common Stock (B)                                                    226 shs.          8/16/95           22,634             --
  Warrant, exercisable until 2005, to purchase
    common stock at $.01 per share (B)                              1,042 shs.          8/16/95           95,627             --
                                                                                                    ------------     ------------
                                                                                                         118,261             --
                                                                                                    ------------     ------------
JASON, INC.
A diversified manufacturing company serving various
industrial markets.
  13% Senior Subordinated Note due 2008                          $     963,687           8/4/00          873,830          971,800
  14% Cumulative Redeemable Preferred Stock Series A (B)              289 shs.           8/4/00          289,224          288,754
  Limited Partnership Interests of
    Saw Mill Capital Fund II, L.P. (B)                              2.52% int.           8/3/00          886,451          664,880
  Warrants, exercisable until 2008 and 2009, to purchase
    common stock at $.01 per share (B)                             50,870 shs.           8/4/00          115,412              509
                                                                                                    ------------     ------------
                                                                                                       2,164,917        1,925,943
                                                                                                    ------------     ------------
KEEPSAKE QUILTING, INC.
A seller of quilting fabrics, books, patterns, kits and
notions to consumers.
  Senior Secured Floating Rate Revolving Note Due 2005           $      91,732          6/16/00           91,732           91,314
  Senior Secured Floating Rate Tranche A Note due 2007           $     990,705          6/16/00          990,705          977,796
  12% Senior Secured Tranche B Note due 2008                     $     550,392          6/16/00          516,582          572,408
  Limited Partnership Interest of
    Riverside XVI Holding Company, L.P. (B)                         5.29% int.          6/12/00          333,490          297,425
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                              1,108 shs.          6/12/00           45,866               11
                                                                                                    ------------     ------------
                                                                                                       1,978,375        1,938,954
                                                                                                    ------------     ------------

*6/12/96 and 8/3/01.
**6/12/96 and 1/19/00.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
June 30, 2003
(Unaudited)

                                                                  Shares, Units
                                                               Warrants, Ownership   Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                  or Principal Amount      Date            Cost          Fair Value
                                                               -------------------   -----------    ------------     ------------
KENAN-ADVANTAGE TRANSPORT COMPANY
A transporter of light petroleum, petrochemicals, lubricants and residual fuels.
12.5% Senior Subordinated Note due 2009                          $   1,817,435          4/30/01     $  1,817,435     $  1,871,958
Preferred Stock (B)                                                   307 shs.          4/30/01          307,000          307,000
Warrant, exercisable until 2009, to purchase
common stock at $.01 per share (B)                                    269 shs.          4/30/01               14                3
                                                                                                    ------------     ------------
                                                                                                       2,124,449        2,178,961
                                                                                                    ------------     ------------
LANCASTER LABORATORIES, INC.
A laboratory testing operations in the United States.
12% Senior Subordinated Note due 2007                            $   1,669,643          9/25/00        1,412,953        1,682,942
Common Stock (B)                                                  455,357 shs.          9/25/00          455,357          409,821
Warrant, exercisable until 2007, to purchase
common stock at $.01 per share (B)                                405,485 shs.          9/25/00          348,348            4,055
                                                                                                    ------------     ------------
                                                                                                       2,216,658        2,096,818
                                                                                                    ------------     ------------
LIH INVESTORS, L.P.
A manufacturer and marketer of a broad line of external
accessories for new and used sport utility vehicles, trucks
and vans.
12.5% Senior Subordinated Note due 2006                          $   3,845,000                *        3,398,473        3,921,900
Common Stock (B)                                                    5,800 shs.                *          406,003          247,115
Warrant, exercisable until 2006, to purchase
common stock at $.11 per share (B)                                 15,572 shs.                *          602,127          663,461
                                                                                                    ------------     ------------
                                                                                                       4,406,603        4,832,476
                                                                                                    ------------     ------------
MEDASSIST, INC.
A producer of patient eligibility and account receivable
management services to hospitals and physician practices.
12% Senior Subordinated Note due 2011                            $   2,125,000           5/1/03        2,084,818        2,157,746
Warrant, exercisable until 2013, to purchase
common stock at $.01 per share (B)                                 83,214 shs.           5/1/03           40,675              832
                                                                                                    ------------     ------------
                                                                                                       2,125,493        2,158,578
                                                                                                    ------------     ------------
MOSS, INC.
A manufacturer and distributor of large display and exhibit
structures.
Senior Secured Floating Rate Revolving Note due 2005             $      84,050          9/21/00           84,050           62,533
Senior Secured Floating Rate Tranche A Note due 2007             $   1,344,800          9/21/00        1,344,800        1,002,279
12% Senior Secured Tranche B Note due 2008                       $     420,250          9/21/00          389,236          313,843
Limited Partnership Interest of
Riverside Capital Appreciation Fund I, L.P. (B)                     6.23% int.               **          311,472          155,733
Warrant, exercisable until 2008, to purchase
common stock at $100 per share (B)                                    463 shs.          9/21/00           40,344                5
                                                                                                    ------------     ------------
                                                                                                       2,169,902        1,534,393
                                                                                                    ------------     ------------

*12/23/98 and 1/28/99.
**9/20/00 and 5/23/02.
--------------------------------------------------------------------------------
14

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
June 30, 2003
(Unaudited)

                                                                  Shares, Units
                                                               Warrants, Ownership   Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                  or Principal Amount      Date            Cost          Fair Value
                                                               -------------------   -----------    ------------     ------------
MUSTANG VENTURES COMPANY
A natural gas gathering and processing operation located in
Oklahoma and Texas.
  11.5% Subordinated Note due 2011                               $     566,667         12/11/02     $    467,244     $    592,382
  8.5% Redeemable Preferred Stock (B)                             155,833 shs.         12/11/02        1,108,087        1,134,264
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                             18,425 shs.         12/11/02          553,539          414,562
                                                                                                    ------------     ------------
                                                                                                       2,128,870        2,141,208
                                                                                                    ------------     ------------
NEFF MOTIVATION, INC.
A manufacturer and distributor of customized awards and
sportswear to schools.
  12.5% Senior Subordinated Note due 2011                        $   1,062,500          1/31/03          886,099        1,071,409
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                212 shs.          1/31/03          180,625                2
                                                                                                    ------------     ------------
                                                                                                       1,066,724        1,071,411
                                                                                                    ------------     ------------
NPC, INC.
A manufacturer of flexible connectors and equipment used
in the installation of sewers and storm drain pipelines.
  Senior Secured Floating Rate Revolving Note
    due 2006                                                     $     420,378          6/25/99          420,378          406,773
  Senior Secured Floating Rate Note due 2006                     $   2,340,254          6/25/99        2,340,187        2,261,369
  12% Senior Secured Tranche B Note due 2007                     $     978,814          6/25/99          887,188          984,701
  Limited Partnership Interest of Riverside XIII
    Holding Company L.P. (B)                                        3.49% int.          6/11/99          296,883          221,438
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                                201 shs.          6/25/99          142,373                2
                                                                                                    ------------     ------------
                                                                                                       4,087,009        3,874,283
                                                                                                    ------------     ------------
NYLONCRAFT, INC.
A supplier of engineered plastic components for the
automotive industry.
  9% Senior Secured Note due 2009                                $     812,500          1/28/02          812,500          852,759
  11.5% Senior Subordinated Note due 2012                        $   1,500,000          1/28/02        1,351,223        1,578,706
  Common Stock (B)                                                312,500 shs.          1/28/02          312,500          326,250
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                            243,223 shs.          1/28/02          162,045          251,736
                                                                                                    ------------     ------------
                                                                                                       2,638,268        3,009,451
                                                                                                    ------------     ------------
OLYMPIC SALES, INC.
An operator of boat dealerships in Washington state,
Wisconsin, Minnesota and British Columbia.
  12% Senior Subordinated Note due 2006                          $ 2,774,000             8/7/98        2,605,312        2,219,200
  12% Senior Subordinated Note due 2008                          $ 307,071               2/9/00          280,677          245,657
  Limited Partnership Interest of Riverside VIII,
    VIII-A and VIII-B Holding Company, L.P. (B)                 1,531,251 shs.                *        1,555,729          798,930
  Warrants, exercisable until 2007and 2008, to purchase
    common stock at $.01 per share (B)                             28,648 shs.               **          389,188              287
                                                                                                    ------------     ------------
                                                                                                       4,830,906        3,264,074
                                                                                                    ------------     ------------

*8/7/98, 2/23/99, 12/22/99 and 2/25/03.
**8/7/98 and 2/9/00.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
June 30, 2003
(Unaudited)

                                                                  Shares, Units
                                                               Warrants, Ownership   Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                  or Principal Amount      Date            Cost          Fair Value
                                                               -------------------   -----------    ------------     ------------
PARADIGM PACKAGING, INC.
A manufacturer of plastic bottles and closures for the
nutritional, pharmaceutical, personal care and food
packaging markets.
  12% Senior Subordinated Note due 2008                          $   2,125,000         12/19/00     $  1,914,145     $  2,188,750
  Membership Interests of MM/Lincap
    PPI Investments, Inc., LLC (B)                                  2.42% int.         12/21/00          265,625          239,062
                                                                                                    ------------     ------------
                                                                                                       2,179,770        2,427,812
                                                                                                    ------------     ------------
PGT INDUSTRIES, INC.
A manufacturer of residential windows and patio doors and
a provider of custom patio rooms and porch enclosures.
  12% Senior Subordinated Notes due 2009                         $   1,965,000          1/29/01        1,751,406        2,023,950
  Common Stock (B)                                                    115 shs.          1/29/01          115,000          174,774
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                                325 shs.          1/29/01          264,519          493,894
                                                                                                    ------------     ------------
                                                                                                       2,130,925        2,692,618
                                                                                                    ------------     ------------
PHARMACEUTICAL BUYERS, INC.
A group purchasing organization which specializes in
arranging and negotiating contracts for the purchase of
pharmaceutical goods and medical equipment.
  10.5% Senior Secured Note due 2005                             $     172,768         11/30/95          172,768          175,554
  10.5% Senior Secured Convertible Note
    due 2005, convertible into common stock
    at $50,000 per share                                             $ 195,000         11/30/95          195,000          303,868
  Common Stock                                                          6 shs.         11/30/95          337,500          478,101
                                                                                                    ------------     ------------
                                                                                                         705,268          957,523
                                                                                                    ------------     ------------
P H I HOLDING COMPANY
A retailer of mid-priced gift items, home and garden decor,
accessories and other similar consumer products.
  12.5% Senior Subordinated Note due 2010                        $   2,125,000         10/25/02        1,921,784        2,231,250
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                                351 shs.         10/25/02          212,500                4
                                                                                                    ------------     ------------
                                                                                                       2,134,284        2,231,254
                                                                                                    ------------     ------------
PLASSEIN PACKAGING CORPORATION
A manufacturer of flexible packaging products.
  13% Senior Subordinated Note due 2007 (B)                      $     763,608          8/15/00         664,988            76,361
  15% Junior Subordinated Note due 2008 (B)                      $      73,494         11/14/01           71,969             --
  12% Junior Subordinated Note due 2008 (B)                      $     658,905          8/15/00          459,101             --
  Convertible Preferred Stock, convertible into
    common stock at $1 per share (B)                              288,256 shs.          8/15/00          288,256             --
  Common Stock (B)                                                446,960 shs.          8/15/00          289,552             --
  Warrants, exercisable until 2007 and 2008, to purchase
    common stock at $.01 per share (B)                            482,594 shs.                *           95,840             --
                                                                                                    ------------     ------------
                                                                                                       1,869,706           76,361
                                                                                                    ------------     ------------

* 8/15/00 and 11/14/01.
--------------------------------------------------------------------------------
16

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
June 30, 2003
(Unaudited)

                                                                  Shares, Units
                                                               Warrants, Ownership   Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                  or Principal Amount      Date            Cost          Fair Value
                                                               -------------------   -----------    ------------     ------------
POLYMER TECHNOLOGIES, INC./POLI-TWINE WESTERN, INC.
A manufacturer of polypropylene twine for the hay bailing
marketplace.
  8% Senior Subordinated Note due 2010 (B)                       $     743,750          9/27/02     $    743,722     $    557,812
  Preferred Series A Stock (B)                                      1,062 shs.          9/27/02          958,922          239,730
  Preferred Series B Stock (B)                                        239 shs.          9/27/02          232,880           58,220
  Common Stock (B)                                                159,375 shs.           3/1/00           79,688             --
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                          7,375,899 shs.                *          109,789             --
                                                                                                    ------------     ------------
                                                                                                       2,125,001          855,762
                                                                                                    ------------     ------------
PRECISION DYNAMICS, INC.
A manufacturer of custom-designed solenoid valves and
controls.
  Senior Secured Floating Rate Revolving Credit
    Facility due 2003                                            $     896,500          7/22/96          896,500          806,850
  Senior Secured Floating Rate Term Note
    due 2003                                                     $   1,336,600          7/22/96        1,336,600        1,202,940
  12% Senior Secured Term Note due 2004                          $     489,000          7/22/96          474,079          440,100
  8% Preferred Stock (B)                                              374 shs.          7/22/96          231,964             --
  Common Stock (B)                                                    599 shs.          7/22/96           28,978             --
  Warrant, exercisable until 2004, to purchase
    common stock at $.01 per share (B)                                322 shs.          7/22/96           97,800             --
                                                                                                    ------------     ------------
                                                                                                       3,065,921        2,449,890
                                                                                                    ------------     ------------
PREMIUM FOODS GROUP, INC.
A manufacturer and distributor of branded meat products.
  Limited Partnership Interest of MHD
    Holdings LLC (B)                                                1.29% int.          8/29/00          525,155        1,190,370
                                                                                                    ------------     ------------
Process Chemicals LLC
A specialty chemical company that manufactures processed
chemicals for the fertilizer, asphalt and concrete industries.
  6% Redeemable Preferred Membership Interests                      2,525 int.               **        2,780,992        2,886,391
  Common Membership Interests                                       9,863 int.               **           13,049           40,958
                                                                                                    ------------     ------------
                                                                                                       2,794,041        2,927,349
                                                                                                    ------------     ------------
PROGRESSIVE SOFTWARE HOLDING, INC.
A designer and manufacturer of point-of-sale monitors and
keyboards used by retailers and restaurants.
  Common Stock (B)                                                729,946 shs.           7/9/02        3,500,003           13,139
                                                                                                    ------------     ------------
PROTEIN GENETICS, INC.
A producer of bovine artificial insemination products,
related breeding and healthcare products and specialty
genetics sold to the dairy and beef industries.
  9.8% Redeemable Exchangeable Preferred Stock (B)                  1,004 shs.          8/12/94          100,350           25,088
  Common Stock (B)                                                  2,600 shs.              ***          126,866             --
                                                                                                    ------------     ------------
                                                                                                         227,216           25,088
                                                                                                    ------------     ------------

*3/1/00 and 9/27/02.
**7/31/97 and 1/4/99.
***11/14/01 and 8/12/94.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
June 30, 2003
(Unaudited)

                                                                  Shares, Units
                                                               Warrants, Ownership   Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                  or Principal Amount      Date            Cost          Fair Value
                                                               -------------------   -----------    ------------     ------------
PW EAGLE, INC. -- O.T.C.
An extruder of small and medium diameter plastic pipe
and tubing in the United States.
  14% Senior Subordinated Note due 2007                          $   3,556,351          9/16/99     $  3,552,207     $  3,610,201
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                            197,040 shs.          9/16/99                1          693,384
                                                                                                    ------------     ------------
                                                                                                       3,552,208        4,303,585
                                                                                                    ------------     ------------
RK POLYMERS LLC
A producer of styrenic block copolymers and highly
engineered synthetic elastomers.
  13% Senior Subordinated Notes due 2011                         $   2,125,000          2/28/01        1,919,531        2,257,753
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                212 shs.          2/28/01          205,469                2
                                                                                                    ------------     ------------
                                                                                                       2,125,000        2,257,755
                                                                                                    ------------     ------------
SABEX 2002, INC.
A Canadian specialty pharmaceutical company which
manufactures and distributes generic injectable drugs and
eye products.
  12% Senior Subordinated Note due 2009                          $   2,125,000          4/19/02        2,002,470        2,210,000
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                             51,088 shs.          4/19/02          138,052              511
                                                                                                    ------------     ------------
                                                                                                       2,140,522        2,210,511
                                                                                                    ------------     ------------
SAFETY SPEED CUT MANUFACTURING COMPANY, INC.
A manufacturer of vertical panel saws and routers for the
wood working industry.
  Senior Secured Floating Rate Revolving Note due 2006           $      94,221           5/1/03           94,221           94,202
  Senior Secured Floating Rate Tranche A
    Note due 2007                                                $   1,978,641           6/2/99        1,978,641        1,978,641
  12% Senior Secured Tranche B Note Due 2007                     $   1,130,652           6/2/99        1,130,652        1,130,652
  Class B Common Stock (B)                                          1,480 shs.           6/2/99          256,212          495,007
                                                                                                    ------------     ------------
                                                                                                       3,459,726        3,698,502
                                                                                                    ------------     ------------
SELIG ACQUISITION CORPORATION
A manufacturer of container sealing materials for bottles
used in consumer products.
  12% Senior Subordinated Note due 2009                          $   2,125,000          6/13/02        1,960,786        2,184,500
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                              2,011 shs.          6/13/02          182,023               20
                                                                                                    ------------     ------------
                                                                                                       2,142,809        2,184,520
                                                                                                    ------------     ------------
SHELTER ACQUISITION, INC.
A distributor of roofing supplies and products throughout
the Midwest.
  12.5% Senior Subordinated Note due 2008                        $   1,517,857           8/1/02        1,322,800        1,569,881
  Common Stock (B)                                                758,929 shs.                *          758,929          683,036
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                            263,444 shs.           8/1/02          216,446            2,634
                                                                                                    ------------     ------------
                                                                                                       2,298,175        2,255,551
                                                                                                    ------------     ------------

*8/1/03 and 1/17/03
--------------------------------------------------------------------------------
18

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
June 30, 2003
(Unaudited)

                                                                  Shares, Units
                                                               Warrants, Ownership   Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                  or Principal Amount      Date            Cost          Fair Value
                                                               -------------------   -----------    ------------     ------------
SNYDER INDUSTRIES, INC.
A manufacturer of proprietary rotationally molded
polyethylene containers.
  12.25% Senior Subordinated Note due 2007                       $   3,125,000          12/6/99     $  2,829,934     $  3,187,500
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                                513 shs.          12/6/99          426,136           64,624
                                                                                                    ------------     ------------
                                                                                                       3,256,070        3,252,124
                                                                                                    ------------     ------------
STRATEGIC EQUIPMENT & SUPPLY CORP., INC.
A provider of kitchen and restaurant design, equipment
fabrication and installation services.
  12% Senior Subordinated Note due 2008                          $   3,875,000          1/14/00        3,407,652        3,687,254
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                            106,539 shs.          1/14/00          658,751            1,065
                                                                                                    ------------     ------------
                                                                                                       4,066,403        3,688,319
                                                                                                    ------------     ------------
THE TRANZONIC COMPANIES
A producer of commercial and industrial supplies, such as
safety products, janitorial supplies, work apparel, washroom and restroom supplies and sanitary care products.
  12.5% Senior Subordinated Note due 2007                        $   2,712,000           2/5/98        2,502,142        2,712,000
  Common Stock (B)                                                    630 shs.           2/4/98          630,000          428,142
  Warrant, exercisable until 2006, to purchase
    common stock at $.01 per share (B)                                444 shs.           2/5/98          368,832          301,734
                                                                                                    ------------     ------------
                                                                                                       3,500,974        3,441,876
                                                                                                    ------------     ------------
THERMA-TRU CORPORATION
A manufacturer of residential exterior entry door systems.
  Limited Partnership Interest of KT
    Holding Company, L.P. (B)                                       0.52% int.           5/5/00          773,200          695,882
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                                739 shs.           5/9/00          287,370           73,071
                                                                                                    ------------     ------------
                                                                                                       1,060,570          768,953
                                                                                                    ------------     ------------
TIDEWATER HOLDINGS, INC.
An operator of a barge transportation line on the
Columbia/Snake River system.
  17% Preferred Stock (B)                                             560 shs.         12/23/02          560,000          532,000
  Convertible Preferred Stock, convertible into                     1,120 shs.          7/25/96        1,120,000          896,000
    common stock at $1,000 per share (B)
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                                474 shs.          7/25/96           48,216          379,008
                                                                                                    ------------     ------------
                                                                                                       1,728,216        1,807,008
                                                                                                    ------------     ------------
TINNERMAN-PALNUT ENGINEERED COMPONENTS
A manufacturer of precision engineered metal and plastic
fasteners and assembly components.
  12.75% Senior Subordinated Note due 2008                       $   1,875,000          12/6/01        1,875,000        1,912,500
  Membership Interests (B)                                        250,000 int.          12/6/01          250,000          225,000
                                                                                                    ------------     ------------
                                                                                                       2,125,000        2,137,500
                                                                                                    ------------     ------------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
June 30, 2003
(Unaudited)

                                                                  Shares, Units
                                                               Warrants, Ownership   Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                  or Principal Amount      Date            Cost          Fair Value
                                                               -------------------   -----------    ------------     ------------
TRONAIR, INC.
A designer, engineer and manufacturer of ground support
equipment for the business, commuter and commercial
aviation markets.
  10.5% Senior Secured Term Note due 2008                        $   1,974,022          1/20/00     $  1,974,022     $  1,942,500
  12% Senior Subordinated Note due 2010                          $   1,326,500          1/20/00        1,250,772        1,279,905
  Common Stock (B)                                                227,400 shs.          1/20/00          227,400          181,920
  Warrant, exercisable until 2010, to purchase
    common stock at $1 per share (B)                              260,563 shs.          1/20/00           98,540            2,606
                                                                                                    ------------     ------------
                                                                                                       3,550,734        3,406,931
                                                                                                    ------------     ------------
TRUSEAL TECHNOLOGIES, INC.
A manufacturer of sealant systems for the North American
window and door market.
  12.25% Senior Subordinated Note due 2006                       $   2,675,000          6/23/97        2,525,821        2,675,000
  Limited Partnership Interest (B)                                 10.04% int.          6/17/97          824,600          742,140
  Warrant, exercisable until 2006, to purchase
    limited partnership interests at $.01 per unit (B)              1,258 uts.          6/23/97          376,932           69,857
                                                                                                    ------------     ------------
                                                                                                       3,727,353        3,486,997
                                                                                                    ------------     ------------
TRUSTILE DOORS, INC.
A manufacturer and distributor of interior doors.
  12.5% Senior Subordinated Note due 2010                        $   1,062,500          4/11/03          968,997        1,039,338
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                              5,781 shs.          4/11/03           95,625               58
                                                                                                    ------------     ------------
                                                                                                       1,064,622        1,039,396
                                                                                                    ------------     ------------
TVI, INC.
A retailer of used clothing in the United States, Canada
and Australia.
  15.971% Senior Subordinated Note due 2008                      $   2,056,198           5/2/00        1,988,718        2,093,231
  Common Stock (B)                                                354,167 shs.           5/2/00          354,167          247,917
                                                                                                    ------------     ------------
                                                                                                       2,342,885        2,341,148
                                                                                                    ------------     ------------
USFLOW CORPORATION
A distributor of industrial pipes, valves and fittings.
  12.5% Senior Subordinated Note due 2007 (B)                    $   3,463,000         12/14/99        3,092,256          173,150
  Class B Common Stock (B)                                            664 shs.         12/14/99          664,200             --
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                                565 shs.         12/14/99          461,733             --
                                                                                                    ------------     ------------
                                                                                                       4,218,189          173,150
                                                                                                    ------------     ------------
VICTORY VENTURES LLC
An acquirer of controlling or substantial interests in other entities.
  Series A Preferred Units (B)                                      0.15% int.          12/2/96                1                2
                                                                                                    ------------     ------------

--------------------------------------------------------------------------------
20

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
June 30, 2003
(Unaudited)

                                                                  Shares, Units
                                                               Warrants, Ownership   Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                  or Principal Amount      Date            Cost          Fair Value
                                                               -------------------   -----------    ------------     ------------
VITEX PACKAGING, INC.
A manufacturer of specialty packaging, primarily
envelopes and tags used on tea bags.
  12% Senior Subordinated Note due 2008                          $   2,045,265         12/18/00     $  1,912,867     $  2,082,080
  Limited Partnership Interest of Riverside VI
    Holding Company, L.P. (B)                                       4.80% int.                *          351,323          281,054
  Limited Partnership Interest of Riverside
    Capital Appreciation Fund II L.P. (B)                           0.75% int.         12/18/00           79,735           63,788
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                                308 shs.               **          227,729                3
                                                                                                    ------------     ------------
                                                                                                       2,571,654        2,426,925
                                                                                                    ------------     ------------
WASHINGTON INVENTORY SERVICES, INC.
A provider of physical inventory taking and other related
services to retailers.
  12.5% Senior Subordinated Note due 2008                        $   1,646,881          11/3/00        1,608,295        1,643,749
  Senior Preferred Stock (B)                                        4,692 shs.          11/1/00          469,160          442,554
  Class B Common Stock (B)                                          8,959 shs.          11/1/00            8,959            8,063
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                              3,979 shs.          11/3/00           49,804               40
                                                                                                    ------------     ------------
                                                                                                       2,136,218        2,094,406
                                                                                                    ------------     ------------
WEASLER HOLDINGS LLC
A manufacturer of mechanical power transmission
components for the agricultural, lawn and turf industries.
  13.25% Senior Subordinated Note due 2010                       $   2,023,810           2/4/03        1,819,498        2,100,795
  Limited Partnership Interest (B)                                101,190 int.           2/3/03          101,190           80,952
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                                256 shs.           2/4/03          209,829                3
                                                                                                    ------------     ------------
                                                                                                       2,130,517        2,181,750
                                                                                                    ------------     ------------
W E C COMPANY, INC.
A maker of attachments for prime moving equipment.
  Common Stock (B)                                                  5,938 shs.         12/31/01          800,000          159,990
                                                                                                    ------------     ------------
WICOR AMERICAS, INC.
A manufacturer of cellulose based insulation products,
systems and services for electrical transformer equipment
manufacturers.
  20% Senior Subordinated Secured Note due 2009                  $   2,352,484          11/9/01        2,350,839        2,331,655
                                                                                                    ------------     ------------
Total Private Placement Investments                                                                  187,283,477      157,367,797
                                                                                                    ------------     ------------

*12/30/97 and 9/9/99.
**1/2/98 and 12/18/00.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (Cont.)      MASSMUTUAL CORPORATE INVESTORS
June 30, 2003
(Unaudited)

                                                         Interest       Due         Shares or
CORPORATE RESTRICTED SECURITIES:(A) continued              Rate         Date     Principal Amount       Cost          Fair Value
                                                         --------     --------     ------------     ------------     ------------
RULE 144A SECURITIES - 8.99%: (A)
BONDS -- 6.92%
  A E S Corporation                                        9.000%     05/15/15     $    200,000     $    200,000     $    209,000
  A E S Corporation                                        8.750      05/15/13          850,000          850,000          884,000
  American Media Operation, Inc.                           8.875      01/15/11          200,000          200,000          216,500
  Canwest Media, Inc.                                      7.625      04/15/13          200,000          200,000          212,500
  Cooperative Computing, Inc.                             10.500      06/15/11        1,150,000        1,134,958        1,178,750
  Cuddy International Corporation (B)                     10.750      12/01/07          229,062          225,640           22,906
  Del Monte Corporation                                    8.625      12/15/12          225,000          225,000          238,500
  Dominos, Inc.                                            8.250      07/01/11          650,000          645,307          671,125
  Esterline Technologies                                   7.750      06/15/13          200,000          200,000          205,000
  Flextronics International Ltd.                           6.500      05/15/13          800,000          800,000          770,000
  Mortons Restaurant Group                                 7.500      07/01/10        1,200,000        1,020,000        1,020,000
  Nextel Partners, Inc.                                    8.125      07/01/11        1,000,000        1,000,000          997,500
  Offshore Logistics, Inc.                                 6.125      06/15/13          450,000          450,000          451,125
  P G & E Corporation                                      6.875      07/15/08        1,700,000        1,700,000        1,700,000
  Remington Arms Company                                  10.500      02/01/11          200,000          200,000          209,000
  Rent-A-Center, Inc.                                      7.500      05/01/10          735,000          735,000          771,750
  Rent-Way, Inc.                                          11.875      06/15/10          800,000          786,016          824,000
  Tenneco Automotive, Inc.                                10.250      07/15/13          650,000          650,000          658,125
  Triton P C S, Inc.                                       8.500      06/01/13          550,000          550,000          591,250
  Vought Aircraft Industries                               8.000      07/15/11        1,000,000        1,000,000        1,000,000
                                                                                   ------------     ------------     ------------
    TOTAL BONDS                                                                    $ 12,989,062       12,771,921       12,831,031
                                                                                   ============     ------------     ------------

COMMON STOCK -- 0.00%
  Jordan Telecom Products (B)                                                                70     $     14,000             --
                                                                                                    ------------     ------------
    Total Common Stock                                                                                    14,000             --
                                                                                                    ------------     ------------

CONVERTIBLE BONDS -- 2.07%
  Advanced Micro Devices, Inc.                             4.750%     02/01/22     $    500,000     $    397,449     $    375,625
  Centerpoint Energy, Inc.                                 3.750      05/15/23          350,000          350,000          362,250
  Cymer, Inc.                                              3.500      02/15/09          850,000          850,000          856,375
  Echostar Communications, Inc.                            4.875      01/01/07          400,000          400,000          397,000
  F E I Company                                            5.500      08/15/08          375,000          375,000          372,656
  General Semiconductor, Inc.                              5.750      12/15/06           65,000           58,663           65,813
  Hyperion Solutions Corporation                           4.500      03/15/05          200,000          200,000          198,500
  Invitrogen Corporation                                   2.250      12/15/06          425,000          425,000          393,125
  Sanmina-SCI Corporation (B)                              0.000      09/12/20        1,090,000          453,712          523,200
  Triquint Semiconductor, Inc.                             4.000      03/01/07          225,000          168,442          186,188
  Viropharma, Inc.                                         6.000      03/01/07          215,000          147,282          107,231
                                                                                   ------------     ------------     ------------
    TOTAL CONVERTIBLE BONDS                                                        $  4,695,000        3,825,548        3,837,963
                                                                                   ============     ------------     ------------

WARRANTS -- 0.00%
  Winsloew Escrow Corporation (B)                                                           900     $          9     $          9
                                                                                                    ------------     ------------
    TOTAL WARRANTS                                                                                             9                9
                                                                                                    ------------     ------------

TOTAL RULE 144A SECURITIES                                                                            16,611,478       16,669,003
                                                                                                    ------------     ------------

TOTAL CORPORATE RESTRICTED SECURITIES                                                               $203,894,956     $174,036,800
                                                                                                    ------------     ------------

--------------------------------------------------------------------------------
22

CONSOLIDATED SCHEDULE OF INVESTMENTS (Cont.)      MASSMUTUAL CORPORATE INVESTORS
June 30, 2003
(Unaudited)

                                                         Interest       Due         Shares or
CORPORATE PUBLIC SECURITIES - 10.21%:(A)                   Rate         Date     Principal Amount       Cost         Market Value
                                                         --------     --------     ------------     ------------     ------------
BONDS -- 2.77%
  G F S I, Inc.                                            9.625%     03/01/07     $    145,000     $    123,371     $    123,250
  Lodgenet Entertainment Co.                               9.500      06/15/13          425,000          425,000          435,625
  Neff Corporation                                        10.250      06/01/08          170,000          168,063           93,500
  Numatics, Inc.                                           9.625      04/01/08          550,000          540,515          341,000
  Remington Products Co.                                  11.000      05/15/06          600,000          595,506          603,000
  S P X Corporation                                        6.250      01/01/13          700,000          700,000          714,000
  Sports Club Co.                                         11.375      03/15/06          600,000          582,000          547,500
  Telex Communications, Inc. (B)                           0.000      11/15/06          373,182          206,820          205,250
  United Refining Co.                                     10.750      06/15/07        1,365,000        1,365,000        1,139,775
  Williams Companies, Inc.                                 8.625      06/01/10          500,000          500,000          522,500
  Winsloew Furniture, Inc.                                12.750      08/15/07          900,000          879,472          405,000
                                                                                   ------------     ------------     ------------
    TOTAL BONDS                                                                    $  6,328,182        6,085,747        5,130,400
                                                                                   ============     ------------     ------------
COMMON STOCK -- 3.31%
  Computer Horizons Corporation (B)                                                      32,068     $    301,942     $    145,589
  D T Industries, Inc. (B)                                                              178,876        1,168,093          413,204
  EOS International, Inc. (B)                                                           100,000          300,000           35,000
  Florist Transworld Delivery, Inc. (B)                                                  22,074           31,004          445,453
  Formfactor, Inc. (B)                                                                      300            4,200            5,310
  H C I Direct, Inc. (B)                                                                  1,000                0               10
  Larscom, Inc. (B)                                                                          22            1,687              110
  PepsiAmericas, Inc. (B)                                                                92,145        2,006,365        1,157,341
  Proton Energy Systems, Inc. (B)                                                        26,000          328,859           55,640
  Rent-Way, Inc. (B)                                                                     92,866          916,263          431,827
  Supreme Industries, Inc. (B)                                                          105,202          267,325          575,455
  Surebeam Corporation (B)                                                               40,555           17,507          107,471
  T G C Industries (B)                                                                    6,361            9,497              954
  Titan Corporation (B)                                                                  58,052          155,714          597,355
  Transmontaigne, Inc. (B)                                                              333,326        1,109,177        2,159,952
                                                                                                    ------------     ------------
    TOTAL COMMON STOCK                                                                                 6,617,633        6,130,671
                                                                                                    ------------     ------------

CONVERTIBLE BONDS -- 3.17%
  Commscope, Inc.                                          4.000%     12/15/06     $    185,000     $    179,550     $    167,425
  Cypress Semiconductor Corporation                        4.000      02/01/05          210,000          210,000          210,525
  Duke Energy Corporation                                  1.750      05/15/23        1,000,000        1,000,000        1,043,750
  Echostar Communications                                  4.875      01/01/07        1,000,000          805,000          992,500
  F E I Company                                            5.500      08/15/08        1,160,000        1,080,300        1,152,750
  Hyperion Solutions Corporation                           4.500      03/15/05           50,000           35,500           49,625
  Mediacom Communications Corporation                      5.250      07/01/06        1,045,000        1,045,000          987,525
  S C I Systems, Inc.                                      3.000      03/15/07          800,000          727,037          702,000
  Sanmina-SCI Corporation (B)                              0.000      09/12/20        1,190,000          425,373          571,200
                                                                                   ------------     ------------     ------------
    TOTAL CONVERTIBLE BONDS                                                        $  6,640,000        5,507,760        5,877,300
                                                                                   ============     ------------     ------------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (Cont.)      MASSMUTUAL CORPORATE INVESTORS
June 30, 2003
(Unaudited)

                                                         Interest       Due         Shares or
CORPORATE PUBLIC SECURITIES:(A)(Continued)                 Rate         Date     Principal Amount       Cost         Market Value
                                                         --------     --------     ------------     ------------     ------------
CONVERTIBLE PREFERRED STOCK -- 0.95%
Lucent Technologies Capital Trust I                                                       2,200     $  2,200,000     $  1,773,486
                                                                                                    ------------     ------------
TOTAL CONVERTIBLE PREFERRED STOCK                                                                      2,200,000        1,773,486
                                                                                                    ------------     ------------
PREFERRED STOCK -- 0.01%
Telex Communications, Inc.                                                               17,707     $          1     $     17,708
                                                                                                    ------------     ------------
TOTAL PREFERRED STOCK                                                                                          1           17,708
                                                                                                    ------------     ------------
WARRANTS -- 0.00%
Telex Communications, Inc.                                                                  698     $          7     $          7
                                                                                                    ------------     ------------
TOTAL WARRANTS                                                                                                 7                7
                                                                                                    ------------     ------------
TOTAL CORPORATE PUBLIC SECURITIES                                                                   $ 20,411,148     $ 18,929,572
                                                                                                    ------------     ------------

                                                        Interest        Due          Principal
SHORT-TERM SECURITIES:                                 Rate/Yield       Date          Amount            Cost         Market Value
---------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER - 5.91%
  Alcoa, Inc.                                              1.100%     07/02/03     $  2,555,000     $  2,554,922     $  2,554,922
  Daimlerchrysler NA Holdings Co.                          1.280      07/28/03        3,000,000        2,997,120        2,997,120
  Pearson Holdings, Inc.                                   1.150      07/17/03        2,595,000        2,593,674        2,593,674
  Praxair, Inc.                                            1.130      07/09/03          865,000          864,783          864,783
  Verizon Network Funding                                  0.960      07/01/03        1,545,000        1,545,000        1,545,000
  Wisconsin Electric Power Co.                             1.000      07/11/03          405,000          404,887          404,887
                                                                                   ------------     ------------     ------------
    TOTAL SHORT-TERM SECURITIES                                                    $ 10,965,000     $ 10,960,386     $ 10,960,386
                                                                                   ============     ------------     ------------
TOTAL INVESTMENTS                                         109.99%                                   $235,266,489      203,926,758
                                                                                                    ============     ------------
  Other Assets                                              4.61                                                        8,542,876
  Liabilities                                             (14.60)                                                     (27,071,477)
                                                          ------                                                     ------------
TOTAL NET ASSETS                                          100.00%                                                    $185,398,157
                                                          ======                                                     ============

(A) In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.

(B) Non-income producing security.

                See Notes to Consolidated Financial Statements.
--------------------------------------------------------------------------------
24

CONSOLIDATED SCHEDULE OF INVESTMENTS (Cont.)      MASSMUTUAL CORPORATE INVESTORS
June 30, 2003
(Unaudited)

                            INDUSTRY CLASSIFICATION

CORPORATE RESTRICTED SECURITIES:                  Fair Value
                                                 ------------
AEROSPACE -- 0.54%
Vought Aircraft Industries                       $  1,000,000
                                                 ------------
AUTOMOBILE -- 5.72%
America's Body Company, Inc                         2,100,001
LIH Investors, L.P.                                 4,832,476
Nyloncraft, Inc.                                    3,009,451
Tenneco Automotive, Inc.                              658,125
                                                 ------------
                                                   10,600,053
                                                 ------------
BEVERAGE, FOOD & TOBACCO -- 2.03%
Beta Brands, Inc.                                     525,764
Cains Foods, L.P.                                     113,589
Del Monte Corporation                                 238,500
Dominos, Inc.                                         671,125
Mortons Restaurant Group                            1,020,000
Premium Foods Group, Inc.                           1,190,370
                                                 ------------
                                                    3,759,348
                                                 ------------
BROADCASTING &
ENTERTAINMENT -- 0.21%
Echostar Communications, Inc.                         397,000
                                                 ------------
BUILDINGS & REAL ESTATE -- 9.96%
Adorn, Inc.                                         2,357,081
Eagle Window & Door Holding Co.                     2,178,504
PGT Industries, Inc.                                2,692,618
Shelter Acquisition, Inc.                           2,255,551
Strategic Equipment & Supply Corp., Inc.            3,688,319
Therma-Tru Corporation                                768,953
Truseal Technologies, Inc.                          3,486,997
TruStile Doors, Inc.                                1,039,396
                                                 ------------
                                                   18,467,419
                                                 ------------
CARGO TRANSPORT -- 2.15%
Kenan-Advantage Transport Company                   2,178,961
Tidewater Holdings, Inc.                            1,807,008
                                                 ------------
                                                    3,985,969
                                                 ------------
CHEMICAL, PLASTICS & RUBBER -- 2.80%
Delstar Holdings Corporation                            9,592
Process Chemicals LLC                               2,927,349
RK Polymers LLC                                     2,257,755
                                                 ------------
                                                    5,194,696
                                                 ------------
CONSUMER PRODUCTS -- 12.59%
Alpha Shirt Company                              $  7,017,128
Colibri Holdings Corporation                        2,170,069
Consumer Product Enterprises, Inc.                    831,971
Corvest Group, Inc.                                 3,964,817
Dexter Magnetic Technologies, Inc.                  1,609,467
G C-Sun Holdings, L.P.                              1,293,759
Keepsake Quilting, Inc.                             1,938,954
Neff Motivation, Inc.                               1,071,411
The Tranzonic Companies                             3,441,876
                                                 ------------
                                                   23,339,452
                                                 ------------
CONTAINERS, PACKAGING & GLASS -- 5.59%
Capitol Specialty Plastics, Inc.                          403
Paradigm Packaging, Inc.                            2,427,812
Plassein Packaging Corporation                         76,361
Selig Acquisition Corporation                       2,184,520
Snyder Industries, Inc.                             3,252,124
Vitex Packaging, Inc.                               2,426,925
                                                 ------------
                                                   10,368,145
                                                 ------------
DIVERSIFIED/CONGLOMERATE,
MANUFACTURING -- 13.33%
D T Industries, Inc.                                  200,000
Evans Consoles, Inc.                                2,700,060
Highgate Capital LLC                                  150,000
Hussey Seating Corporation                          3,236,691
Jackson Products, Inc.                                   --
Jason, Inc.                                         1,925,943
NPC, Inc.                                           3,874,283
PW Eagle, Inc.                                      4,303,585
Safety Speed Cut Manufacturing Company, Inc.        3,698,502
Tinnerman-Palnut Engineered Components              2,137,500
W E C Company, Inc.                                   159,990
Wicor Americas, Inc.                                2,331,655
                                                 ------------
                                                   24,718,209
                                                 ------------
DIVERSIFIED/CONGLOMERATE,
SERVICE -- 6.37%
Diversco, Inc./DHI Holdings, Inc.                   1,113,655
Examination Management Services, Inc.               2,963,382
Hamilton Funeral Services Centers, Inc.               380,271
Lancaster Laboratories, Inc.                        2,096,818
Pharmaceutical Buyers, Inc.                           957,523
Sabex 2002, Inc.                                    2,210,511
Washington Inventory Services, Inc.                 2,094,406
                                                 ------------
                                                   11,816,566
                                                 ------------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (Cont.)      MASSMUTUAL CORPORATE INVESTORS
June 30, 2003
(Unaudited)

                       INDUSTRY CLASSIFICATION (Continued)

CORPORATE RESTRICTED SECURITIES:                  Fair Value
                                                 ------------

MASSMUTUAL CORPORATE INVESTORS
ELECTRONICS -- 9.01%
Advanced Micro Devices, Inc.                     $    375,625
A E S Corporation                                     884,000
A E S Corporation                                     209,000
Coining Corporation of America LLC                  2,187,549
Cooperative Computing, Inc.                         1,178,750
Directed Electronics, Inc                           4,245,740
Esterline Technologies                                205,000
Flextronics International Ltd.                        770,000
Hyperion Solutions Corporation                        198,500
Integration Technology Systems, Inc.                1,571,570
P G & E Corporation                                 1,700,000
Precision Dynamics, Inc.                            2,449,890
Progressive Software Holding, Inc.                     13,139
Sanmina-SCI Corporation                               523,200
Triquint Semiconductor, Inc.                          186,188
                                                 ------------
                                                   16,698,151
                                                 ------------
FARMING & AGRICULTURE -- 0.49%
Cuddy International Corporation                        22,906
Polymer Technologies, Inc./Poli-Twine Western, Inc.   855,762
Protein Genetics, Inc.                                 25,088
                                                 ------------
                                                      903,756
                                                 ------------
HEALTHCARE, EDUCATION
& CHILDCARE -- 3.90%
Beacon Medical Products, Inc.                       1,949,679
DHD Healthcare, Inc.                                1,897,717
Enzymatic Therapy, Inc.                             1,120,942
MedAssist, Inc.                                     2,158,578
Viropharma, Inc.                                      107,231
                                                 ------------
                                                    7,234,147
                                                 ------------
HOME & OFFICE FURNISHINGS,
HOUSEWARES, AND DURABLE
CONSUMER PRODUCTS -- 4.14%
Fasteners for Retail, Inc.                          6,143,263
Moss, Inc.                                          1,534,393
                                                 ------------
                                                    7,677,656
                                                 ------------
LEISURE, AMUSEMENT,
ENTERTAINMENT -- 1.77%
Adventure Entertainment Corporation                     2,071
Grand Expeditions, Inc                                 22,500
Olympic Sales, Inc.                                 3,264,074
                                                 ------------
                                                    3,288,645
                                                 ------------
MACHINERY -- 4.08%
Ames True Temper Group                              2,162,228
C & M Conveyor, Inc.                                2,352,560
Cymer, Inc.                                           856,375
Weasler Holdings LLC                                2,181,750
                                                 ------------
                                                    7,552,913
                                                 ------------
MEDICAL DEVICES/BIOTECH -- 0.61%
Coeur, Inc.                                      $  1,131,503
                                                 ------------
MINING, STEEL, IRON & NON
PRECIOUS METALS -- 0.06%
Better Minerals & Aggregates                          108,991
                                                 ------------
MISCELLANEOUS -- 0.55%
CapeSuccess LLC                                         5,862
Centerpoint Energy, Inc.                              362,250
East River Ventures I, L.P.                            27,148
General Semiconductor, Inc.                            65,813
Invitrogen Corporation                                393,125
USFlow Corporation                                    173,150
Victory Ventures LLC                                        2
Winsloew Escrow Corporation                                 9
                                                 ------------
                                                    1,027,359
                                                 ------------
OIL AND GAS -- 1.40%
Mustang Ventures Company                            2,141,208
Offshore Logistics, Inc.                              451,125
                                                 ------------
                                                    2,592,333
                                                 ------------
PERSONAL TRANSPORTATION -- 1.84%
Tronair, Inc.                                       3,406,931
                                                 ------------
PUBLISHING/PRINTING -- 0.12%
American Media Operation, Inc.                        216,500
                                                 ------------
RETAIL STORES -- 3.44%
P H I Holdings Company                              2,231,254
Remington Arms Company                                209,000
Rent-A-Center, Inc.                                   771,750
Rent-Way, Inc.                                        824,000
TVI, Inc.                                           2,341,148
                                                 ------------
                                                    6,377,152
                                                 ------------
TECHNOLOGY -- 0.20%
F E I Company                                         372,656
                                                 ------------
TELECOMMUNICATIONS -- 0.97%
Canwest Media, Inc.                                   212,500
Jordan Telecom Products                                  --
Nextel Partners, Inc.                                 997,500
Triton P C S, Inc.                                    591,250
                                                 ------------
                                                    1,801,250
                                                 ------------
Total Corporate Restricted
Securities -- 93.87%                             $174,036,800
                                                 ============

--------------------------------------------------------------------------------
26

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS        MASSMUTUAL CORPORATE INVESTORS
(Unaudited)

1. HISTORY

   MassMutual Corporate Investors (the "Trust") commenced operations in 1971 as a Delaware corporation. Pursuant to an Agreement and Plan of Reorganization dated November 14, 1985, approved by shareholders, the Trust was reorganized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts, effective November 28, 1985.

   The Trust is a closed-end management investment company. David L. Babson & Company Inc. ("Babson"), a majority owned subsidiary of Massachusetts Mutual Life Insurance Company, ("MassMutual"), acts as its investment adviser. The Trust's investment objective is to maintain a portfolio of securities providing a fixed yield and at the same time offering an opportunity for capital gains.

   On January 27,1998, the Board of Trustees authorized the formation of a wholly-owned subsidiary ("MMCI Subsidiary Trust") for the purpose of holding certain investments. The results of MMCI Subsidiary Trust have been included in the accompanying consolidated financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America.

   A. VALUATION OF INVESTMENTS:

   Valuation of a security in the Trust's portfolio is made on the basis of market price whenever market quotations are readily available and all securities of the same class held by the Trust can be readily sold in such market.

   Nearly all securities which are acquired by the Trust directly from the issuers and shares into which such securities may be converted or which may be purchased on the exercise of warrants attached to such securities will be subject to legal or contractual delays in, or restrictions on, resale and will therefore be "restricted securities". Generally speaking, as contrasted with open-market sales of unrestricted securities which may be effected immediately if the market is adequate, absent an exemption from registration, restricted securities can be sold only in a public offering for which a registration statement is in effect under the Securities Act of 1933.

   The value of restricted securities, and of any other assets for which there are no reliable market quotations, is the fair value as determined in good faith by the Trust's Board of Trustees (the "Trustees"). Each restricted security is valued by the Trustees at the time of the acquisition thereof and at least quarterly thereafter. The Trustees have established guidelines to aid in the valuation of each security. Generally, restricted securities are initially valued at cost or less at the time of acquisition by the Trust. Values greater or less than cost are used thereafter for restricted securities in appropriate circumstances. Among the factors ordinarily considered are the existence of restrictions upon the sale of the security by the Trust; an estimate of the existence and extent of a market for the security; the extent of any discount at which the security was acquired; the estimated period of time during which the security will not be freely marketable; the estimated expenses of registering or otherwise qualifying the security for public sale; estimated underwriting commissions if underwriting would be required to effect a sale; in the case of a convertible security, whether or not it would trade on the basis of its stock equivalent; in the case of a debt obligation which would trade independently of any equity equivalent, the current yields on comparable securities; the estimated amount of the floating supply of such securities available for purchase; the proportion of the issue held by the Trust; changes in the financial condition and prospects of the issuer; the existence of merger proposals or tender offers affecting the issuer; and any other factors affecting fair value, all in accordance with the Investment Company Act of 1940. In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

--------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS        MASSMUTUAL CORPORATE INVESTORS
(CONTINUED)

   When market quotations are readily available for unrestricted securities of an issuer, restricted securities of the same class are generally valued at a discount from the market price of such unrestricted securities. The Trustees, however, consider all factors in fixing any discount, including the filing of a registration statement for such securities under the Securities Act of 1933 and any other developments which are likely to increase the probability that the securities may be publicly sold by the Trust without restriction.

   The Board of Trustees of the Trust meets at least once in each quarter to value the Trust's portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust or of Babson, the Trust's investment adviser. In making valuations, the Trustees will consider reports by Babson analyzing each portfolio security in accordance with the relevant factors referred to above. Babson has agreed to provide such reports to the Trust at least quarterly.

   The financial statements include restricted securities valued at $174,036,800 (93.87% of net assets) as of June 30, 2003 whose values have been estimated by the Board of Trustees in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

   The values for corporate public securities are stated at the last reported sales price or at prices based upon quotations obtained from brokers and dealers as of June 30, 2003, subject to discount where appropriate, and are approved by the Trustees.

   Short-term securities with more than sixty days to maturity are valued at fair value and short-term securities having a maturity of sixty days or less are valued at amortized cost which approximates market value.

B. ACCOUNTING FOR INVESTMENTS:

   Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The Trust does not accrue income when payment is delinquent and when management believes payment is questionable.

   The Trust has elected to accrue, for financial reporting purposes, certain premiums and discounts which are required to be accrued for federal income tax purposes.

   Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

C. USE OF ESTIMATES:

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
28

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS        MASSMUTUAL CORPORATE INVESTORS
(CONTINUED)

   D. FEDERAL INCOME TAXES:

   No provision for federal taxes on net investment income and short-term capital gains is considered necessary because the Trust has elected to be taxed as a "regulated investment company" under the Internal Revenue Code, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend to the Trustees either to designate the net realized long-term gains as undistributed and to pay the federal capital gains taxes thereon or to distribute all or a portion of such net gains.

   The Trust is taxed as a regulated investment company and is therefore limited as to the amount of non-qualified income that it may receive as the result of operating a trade or business, e.g. the Trust's pro rata share of income allocable to the Trust by a partnership operating company. The Trust's violation of this limitation could result in the loss of its status as a regulated investment company, thereby subjecting all of its net income and capital gains to corporate taxes prior to distribution to its shareholders. The Trust, from time-to-time, identifies investment opportunities in the securities of entities that could cause such trade or business income to be allocable to the Trust. The MMCI Subsidiary Trust (described in Footnote 1, above) was formed in order to allow investment in such securities without adversely affecting the Trust's status as a regulated investment company. The MMCI Subsidiary Trust is not taxed as a regulated investment company. Accordingly, prior to the Trust receiving any distributions from the MMCI Subsidiary Trust, all of the MMCI Subsidiary Trust's taxable income, including non-qualified income, is subject to taxation at prevailing corporate tax rates.

3. INVESTMENT SERVICES FEE

   Under an Investment Services Contract with the Trust dated July 1, 1988, Babson has agreed to use its best efforts to present to the Trust a continuing and suitable investment program consistent with the investment objectives and policies of the Trust. Babson has further agreed that it will request each issuer of securities which MassMutual is prepared to purchase in a private placement, and which would be consistent with the investment objectives and policies of the Trust, to also offer such securities to the Trust. Babson will use its best efforts to insure that issuers accede to such requests. MassMutual has agreed that, subject to such orders of the Securities and Exchange Commission as may apply, it will invest concurrently with the Trust in any such investment. Babson will also represent the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust's investments. Under the contract, Babson provides administration of the day-to-day operations of the Trust and provides the Trust with office space and office equipment, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

   Under the Investment Services Contract, the Trust pays Babson a quarterly base rate (the "Base Fee Rate") of 5/16 of 1% of the value of the Trust's net assets as of the end of each fiscal quarter, approximately equivalent to 1.25% of the net asset value of the Trust on an annual basis, plus or minus a quarterly performance adjustment (the "Performance Adjustment") of up to 1/16 of 1% approximately equivalent to .25% on an annual basis.

   The Performance Adjustment is based on the Trust's performance as compared to a benchmark rate of return (the "Target Rate") equal to 5.0 percentage points plus an unweighted, arithmetic average of the rates of return on the Standard & Poor's Industrials Composite (formerly called the Standard & Poor's Industrial Index) and the Lehman Brothers Intermediate U.S. Credit Index (formerly called the Lehman Brothers Intermediate Corporate Bond Index) over a rolling three-year period (the "Measurement Period") comprising the twelve quarters ending on the last day of each quarter (the "Valuation Date"). The Performance Adjustment is equal to 5% of the difference between the Trust's actual rate of return over the Measurement Period and the Target Rate. If the Trust's actual rate of return exceeds the Target Rate, the Base Fee Rate is increased by an amount equal to the Performance Adjustment; if the Trust's actual rate of return is less than the Target Rate, the Base Fee Rate is reduced by the Performance Adjustment. The advisory fee payable by the Trust is equal to the Base Fee Rate (as adjusted by the Performance Adjustment) times the net asset

--------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS        MASSMUTUAL CORPORATE INVESTORS
(CONTINUED)

   value of the Trust as of the Valuation Date. The Performance Adjustment for the quarters ended March 31, 2003 and June 30, 2003 was:

                               PERFORMANCE
                               ADJUSTMENT          AMOUNT
                               ----------          ------
   March 31, 2003                0.0625%          $113,048

   June 30, 2003                 0.0625%          $116,310

4. SENIOR SECURED INDEBTEDNESS

   A. NOTE PAYABLE

   MassMutual holds the Trust's $20,000,000 Senior Fixed Rate Convertible Note (the "Note") issued by the Trust in 1995. The Note, as amended, is due November 15, 2007 and accrues at 7.39% per annum. MassMutual, at its option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion. For the period ended June 30, 2003, the Trust incurred total interest expense on the Note of $739,000.

   The Trust may redeem the Note, in whole or in part, at the principal amount proposed to be redeemed together with the accrued and unpaid interest thereon through the redemption date plus the Make Whole Premium. The Make Whole Premium equals the excess of (i) the present value of the scheduled payments of principal and interest which the Trust would have paid but for the proposed redemption, discounted at the rate of interest of U.S. Treasury obligations whose maturity approximates that of the Note plus 0.50% over (ii) the principal of the Notes proposed to be redeemed.

   B. REVOLVING CREDIT AGREEMENT

   The Trust entered into a Revolving Credit Agreement with Fleet National Bank as of June 29, 2000, in the principal amount of $25,000,000, maturing on May 31, 2005. The interest rate on the outstanding revolving loan is determined for periods of one, three or six months (as selected by the Trust) and is set at an annual rate equal to LIBOR (London Interbank Offered Rate) plus 0.37%. The Trust also agreed to pay an up-front fee equal to 0.10% on the total commitment. The facility fee is 0.15% per annum of the total commitment.

   As of June 30, 2003, there were no outstanding loans drawn against the revolving credit facility. For the period ended June 30, 2003, the Trust incurred $18,596 in expense related to the undrawn portion.

5. PURCHASES AND SALES OF INVESTMENTS

                                            FOR THE SIX MONTHS ENDED 6/30/2003
                                           ------------------------------------
                                                COST OF        PROCEEDS FROM
                                              INVESTMENTS         SALES OR
                                               ACQUIRED          MATURITIES
                                               --------          ----------
   Corporate restricted securities          $ 43,000,767        $ 39,926,627
   Corporate public securities                 5,754,805           6,432,739
   Short-term securities                     284,695,776         284,637,135

   The aggregate cost of investments was the same for financial reporting and federal income tax purposes as of June 30, 2003. The net unrealized depreciation of investments for financial reporting and federal tax purposes as of June 30, 2003 is $31,339,732 and consists of $17,844,338 appreciation and $49,184,070 depreciation.

--------------------------------------------------------------------------------
30

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS        MASSMUTUAL CORPORATE INVESTORS
(CONTINUED)

6. QUARTERLY RESULTS OF INVESTMENT OPERATIONS

                                                 Amount          Per Share
                                              -----------       ------------
                                                      March 31, 2003
                                              ------------------------------
   Investment income                           $4,242,541
   Net investment income                        2,995,578           $0.34
   Net realized and unrealized gain on
    investments                                 5,781,368            0.66

                                                 Amount          Per Share
                                              -----------       ------------
                                                      June 30, 2003
                                              ------------------------------
   Investment income                            4,011,172
   Net investment income                        2,789,107            0.31
   Net realized and unrealized gain on
    investments                                 5,592,226            0.63

7. CONTINGENCIES

   The Trust, together with other investors including MassMutual, is a plaintiff in two lawsuits in connection with private placement investments made by the Trust in Sharp International Corporation ("Sharp"). Three managing shareholders of Sharp, which is currently being liquidated in Chapter 7 liquidation proceedings, have pleaded guilty to criminal fraud charges. Two separate civil lawsuits have been brought in New York state court in an attempt to recover damages for lost investment funds from Sharp's working capital lender and auditors. The lawsuit involving Sharp's working capital lender has been dismissed prior to trial. An appeal of this dismissal is pending. The lawsuit against Sharp's auditors is in its preliminary stages. The Trust is unable to estimate any potential recovery from these lawsuits as of June 30, 2003.

--------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS        MASSMUTUAL CORPORATE INVESTORS
(CONTINUED)

RESULTS OF SHAREHOLDER MEETING

   The Annual Meeting of Shareholders was held on Friday, April 11, 2003. The Shareholders were asked to vote (a) to elect Robert E. Joyal as a trustee for a one year term and to re-elect Stuart H. Reese and Martin T. Hart as trustees for a three-year term; (b) to ratify the selection of Deloitte & Touche LLP as auditors for the fiscal year ending December 31, 2003; and (c) to approve the continuance of the Trust's current Investment Services Contract with Babson. The Shareholders approved all of the proposals. The Trust's other trustees (Donald E. Benson, Donald Glickman, Steve A. Kandarian, Jack A. Laughery and Corine T. Norgaard) continue to serve their respective terms following the April 11, 2003 Annual Shareholders Meeting. The results of the Shareholders votes are set forth below.

   1. ELECTION OF TRUSTEES:

                        Shares:                                      % of Shares
    Trustee:              For           Withheld         Total        Voted For
    --------              ---           --------         -----        ---------
   Robert E. Joyal     6,913,650         55,124        6,968,774        99.21%
   Stuart H. Reese     6,911,340         57,434        6,968,774        99.18%
   Martin T. Hart      6,890,607         78,167        6,968,774        98.88%

   2. RATIFICATION OF THE SELECTION OF DELOITTE & TOUCHE LLP AS AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2003.

         Shares:                                                % of Shares
           For         Against         Abstained      Total       Voted For
           ---         -------         ---------      -----       ---------
       6,895,124        37,086           36,564     6,968,774       98.94%

   3. APPROVAL OF THE CONTINUANCE OF THE TRUST'S INVESTMENT SERVICES CONTRACT WITH DAVID L. BABSON AND COMPANY, INC., DATED JULY 1, 1988.


         Shares:                                                % of Shares
           For         Against         Abstained      Total       Voted For
           ---         -------         ---------      -----       ---------
       6,730,058       167,246           71,470     6,968,774       96.57%

--------------------------------------------------------------------------------
32

        TRUSTEES                                OFFICERS

Donald E. Benson*                  Stuart H. Reese             Chairman
                                   Roger W. Crandall           President
Donald Glickman
                                   Charles C. McCobb, Jr.      Vice President &
Martin T. Hart*                                                Chief Financial
                                                               Officer
Robert E. Joyal
                                   Stephen L. Kuhn             Vice President &
Steven A. Kandarian                                            Secretary

Jack A. Laughery                   Michael P. Hermsen          Vice President

Corine T. Norgaard*                Mary Wilson Kibbe           Vice President

Stuart H. Reese                    Michael L. Klofas           Vice President

                                   Richard C. Morrison         Vice President

                                   Clifford M. Noreen          Vice President

                                   Richard E. Spencer, II      Vice President

                                   Mark B. Ackerman            Treasurer

                                   John T. Davitt, Jr.         Comptroller



*Member of the Audit Committee


                 DIVIDEND REINVESTMENT AND SHARE PURCHASE PLAN

   MassMutual Corporate Investors offers a Dividend Reinvestment and Share Purchase Plan. The Plan provides a simple way for shareholders to add to their holdings in the Trust through the receipt of dividend shares issued by the Trust or through the reinvestment of cash dividends in Trust shares purchased in the open market. A shareholder may join the Plan by filling out and mailing an authorization card to Shareholder Financial Services, Inc., the Transfer Agent. Participating shareholders will continue to participate until they notify the Transfer Agent, in writing, of their desire to terminate participation. Unless a shareholder elects to participate in the Plan, he or she will, in effect, have elected to receive dividends and distributions in cash.

   Participating shareholders may also make additional contributions to the Plan from their own funds. Such contributions may be made by personal check or other means in an amount not less than $10 nor more than $5,000 per quarter.

   Whenever the Trust declares a dividend payable in cash or shares, the Transfer Agent, acting on behalf of each participating shareholder, will take the dividend in shares only if the net asset value is lower than the market price plus an estimated brokerage commission as of the close of business on the valuation day. The valuation day is the last day preceding the day of dividend payment. When the dividend is to be taken in shares, the number of shares to be received is determined by dividing the cash dividend by the net asset value as of the close of business on the valuation date or, if greater than net asset value, 95% of the closing share price. If the net asset value of the shares is higher than the market value plus an estimated commission, the Transfer Agent, consistent with obtaining the best price and execution, will buy shares on the open market at current prices promptly after the dividend payment date.

   The reinvestment of dividends does not, in any way, relieve participating shareholders of any federal, state or local tax. For federal income tax purposes, the amount reportable in respect of a dividend received in newly-issued shares of the Trust will be the fair market value of the shares received, which will be reportable as ordinary income and/or capital gains.

   As compensation for its services, the Transfer Agent receives a fee of 5% of any dividend and cash contribution (in no event in excess of $2.50 per distribution per shareholder.)

   Any questions regarding the Plan should be addressed to Shareholder Financial Services, Inc., Agent for MassMutual Corporate Investors' Dividend Reinvestment and Share Purchase Plan, P.O. Box 173673, Denver CO 80217-3673.

--------------------------------------------------------------------------------

ITEM 2.  CODE OF ETHICS.

         Not required for the semi-annual report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not required for the semi-annual report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not required for the semi-annual report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not required for the semi-annual report.

ITEM 6.  [Reserved].

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.

         Not Applicable for this filing.

ITEM 8.  [Reserved].

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The principal executive officer (the President) and principal financial officer (Vice President and Chief Financial Officer) of the registrant, under the supervision, and with the participation of, the registered management investment company's management, have evaluated the effectiveness of the design and operation of the registered management investment company's disclosure controls and procedures within 90 days of the filing date of this Form N-CSR, and have concluded that such disclosure controls and procedures effectively ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

         (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

         (a) ANY CODE OF ETHICS, OR AMENDMENTS THERETO, THAT IS THE SUBJECT OF DISCLOSURE REQUIRED BY ITEM 2, TO THE EXTENT THAT THE REGISTRANT INTENDS TO SATISFY THE ITEM 2 REQUIREMENTS THROUGH THE FILING OF AN EXHIBIT.

               Not Applicable for this filing.


         (b) A SEPARATE CERTIFICATION FOR EACH PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT AS REQUIRED BY RULE 30A-2 UNDER THE ACT.

               Attached hereto as EX-99.302CERT for the Section 302 certifications and EX-99.906CERT for the Section 906 certifications.

                                   SIGNATURES

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):   MassMutual Corporate Investors
                ----------------------------------
By:             /s/ Roger W. Crandall
                ----------------------------------
                Roger W. Crandall, President
                ----------------------------------
Date:           September 5, 2003
                ----------------------------------

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:             /s/ Roger W. Crandall
                ----------------------------------
                Roger W. Crandall, President
                ----------------------------------
Date:           September 5, 2003
                ----------------------------------
By:             /s/ Charles C. McCobb, Jr.
                ----------------------------------
                Charles C. McCobb, Jr., Vice
                President, and Chief Financial Officer
                ----------------------------------
Date:           September 5, 2003
                ------------------------------